Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Short-term bank deposits	R$ 761,044	R$ 569,816
Short-term investments	1,068,053	1,224,546
Cash and cash equivalents	R$ 1,829,097	R$ 1,794,362	R$ 1,640,065	R$ 1,403,955